Income Taxes - Schedule of effective income tax rate reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (90,094)	$ (136,392)
United States statutory income tax rate	21.00%	21.00%
Income tax (benefit) at United States statutory income tax rate	$ (18,920)	$ (28,642)
Change in valuation allowance	14,495	(146,794)
Recapitalization transaction	0	157,855
Cancellation of debt income	0	15,360
State tax provision, net of federal benefit	0	1,263
Warrant liability fair value adjustment	3,030	790
Other	(135)	168
Income Tax Benefit	$ (1,530)	$ 0